Share-Based Compensation - Summary of Movement in Share Options (Details) - Sharesave Schemes number in Thousands	12 Months Ended
	Dec. 31, 2023 £ / shares	Dec. 31, 2022 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding, beginning balance (in shares)	29,988	25,993
Number of options granted (in shares)	7,175	13,068
Number of options exercised (in shares)	(5,980)	(242)
Number of options forfeited/expired (in shares)	(4,044)	(8,831)
Number of options outstanding, ending balance (in shares)	27,139	29,988
Number of options exercisable (in shares)	868	3,439
Weighted average exercise price outstanding, beginning balance	£ 2.00	£ 2.25
Weighted average exercise price granted	2.78	1.89
Weighted average exercise price exercised	1.70	1.69
Weighted average exercise price forfeited/expired	2.53	2.59
Weighted average exercise price outstanding, ending balance	2.19	2.00
Weighted average exercise price exercisable	£ 1.84	£ 3.22